Inventories - Schedule of Inventories (Details) - KRW (₩) ₩ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Finished goods	₩ 861
Raw materials	61,073	7,217	6,200
Inventory, gross	61,934	7,217	6,200
Less: Inventory reserve
Total, net	₩ 61,934	₩ 7,217	₩ 6,200